Segment Information	12 Months Ended
Nov. 30, 2012
Segment Information
Segment Information

15.   Segment Information

  The Company reports its operations in two product segments—

        Enterprise Data Storage Solutions and HDD Capital Equipment.

        During 2012 the Company changed the title of its operating segments to reflect the markets in which it operates but has not made any other changes to its segment reporting.

  Description of the Company's segments:

        Enterprise Data Storage Solutions. Hard disk drive (HDD) based storage subsystems and solutions which are sold to Original Equipment Manufacturers (OEMs).

        HDD Capital Equipment. HDD manufacturing process equipment, which is sold directly to manufacturers of HDDs and their component suppliers.

  Segment revenue and profit.

        The accounting policies used to derive reportable segment results are generally the same as those described in Note 2, "Summary of Significant Accounting Policies".

        The following tables reflect the results of the Company's reportable segments under the Company's management reporting system. These results are not necessarily a depiction that is in conformity with accounting principles generally accepted in the United States and in particular does not include equity compensation expense. The performance of each segment is generally measured based on gross profit before non-cash equity compensation.

	Year Ended November 30,
	2012	2011	2010
Revenues:
Enterprise Data Storage Solutions	$974,043	$1,324,547	$1,258,940
HDD Capital Equipment	184,855	123,929	342,943

Total Segments	$1,158,898	$1,448,476	$1,601,883

Gross profit:
Enterprise Data Storage Solutions	$155,326	$212,654	$166,882
HDD Capital Equipment	41,475	10,242	114,427

Total Segments	196,801	222,896	281,309
Non cash equity compensation	(965)	(824)	(1,541)

Total	$195,836	$222,072	$279,768

Depreciation and amortization:
Enterprise Data Storage Solutions	$9,799	$10,326	$12,337
HDD Capital Equipment	6,949	8,854	5,899

Total Segments	16,748	19,180	18,236
Corporate	4,342	4,401	3,873

Total	$21,090	$23,581	$22,109

        Total segments revenue represents total revenues as reported by the Company for all periods presented. Gross profit above represents gross profit as reported by the Company for all periods presented. Income before income taxes as reported by the Company for all periods presented also includes total operating expenses, other income and net interest income. The chief operating decision maker does not review asset information by segment and therefore no asset information is presented.

Geographic Information

	Americas	United Kingdom	Malaysia	Other	Total
Revenues (based on location at which the sale originated):
Year Ended November 30, 2012	$533,580	$235,352	$388,780	$1,186	$1,158,898
Year Ended November 30, 2011	$770,249	$248,296	$428,597	$1,334	$1,448,476
Year Ended November 30, 2010	$783,109	$228,393	$585,867	$4,514	$1,601,883
Long-lived assets (all non-current assets):
November 30, 2012	$8,703	$28,891	$16,659	$916	$55,169
November 30, 2011	$8,967	$33,695	$19,618	$1,063	$63,343
November 30, 2010	$8,547	$23,648	$21,666	$1,152	$55,013